                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06281
                  ---------------------------------------------

                          Liquid Institutional Reserves
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Amy R. Doberman
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                              1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND
SEMIANNUAL REPORT
OCTOBER 31, 2003

UBS LIR MONEY MARKET FUND
UBS LIR TEASURY SECURITIES FUND

December 15, 2003

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS LIR Money Market Fund and UBS LIR Treasury Securities Fund for the six months ended October 31, 2003.

PERFORMANCE

In the falling interest rate environment, the Funds' seven-day current yields declined over the six months since we last reported to you. As of October 31, 2003, UBS LIR Treasury Securities Fund's seven-day current yield was 0.68%, down from 0.96% at the end of its fiscal year on April 30, 2003. UBS LIR Money Market Fund's Institutional share class had a seven-day current yield of 0.82% at period's end, down from 1.06% on April 30, 2003. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 5.)

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q.   CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. As the reporting period began in May 2003, there was a great deal of uncertainty surrounding the economy. First quarter 2003 gross domestic product (GDP) growth had come in at 1.4%, unchanged from the prior quarter's figure. Although the war in Iraq had temporarily stimulated the equity markets, its impact on the economy, if any, was at that point uncertain. In addition, heightened concerns about terrorism, widening turmoil in the Middle East and tepid corporate spending appeared to further undermine the economy.

     The following quarter produced more positive news. The combined effects of significantly higher military spending, an increase in exports and a stronger manufacturing sector fueled an uptick in economic growth that resulted in a second quarter

[SIDENOTE]

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

INVESTMENT GOAL (BOTH FUNDS):

High current income to the extent it is consistent with capital preservation and liquidity.

PORTFOLIO MANAGERS:

Michael Markowitz Robert Sabatino

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

Institutional Shares--

LIR Money Market Fund: June 3, 1991
LIR Treasury Securities Fund: December 6, 1991

Financial Intermediary Shares--

LIR Money Market Fund:
Original issuance:
March 17, 1994; ceased
April 30, 1995; reissued
January 14, 1998

DIVIDEND PAYMENTS:

Monthly

     2003 GDP figure of 3.3%. This was followed by a preliminary third quarter 2003 GDP of 8.2%--far higher than anticipated, and the sharpest recorded advance since 1984.

Q.   WHAT OTHER FACTORS AFFECTED THE ECONOMY?

A. Consumer spending played an integral role in propping up the economy during the period, as the lower interest rate environment engendered a surge in mortgage refinancing. The Bush Administration's tax cut package also appeared to spur on consumers, who now had more disposable income to spend.

     Conversely, for much of the period, corporations postponed major purchases as they waited for clearer signs of a sustainable economic upturn. More recently, there have been early indications that business spending is slowly improving, although it's not yet clear if spending will increase to the point that it will result in new jobs.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. As the reporting period began, the federal funds rate was at 1.25%--unchanged since November 2002. At that time, the Fed's position was that it would not implement any further rate cuts, although it would maintain a "heightened surveillance" of the economy in light of the conflict with Iraq. After the war's start, however, and absent any lift in the economy, the Fed indicated that a future rate cut was likely, citing its view that economic weakness was a greater risk than inflation. This cut eventually occurred during the Fed's June 25, 2003 Federal Open Market Committee meeting, at which time the federal funds rate was lowered by a quarter of a percentage point to 1.0%--its lowest level since 1958.

     Since that time, the Fed has remained on hold, although it has made clear its willingness to cut rates further if necessary. At its September 16, 2003 meeting, the Fed rationalized this position, noting "an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity."

Q.   HOW DID YOU POSITION THE FUNDS' PORTFOLIOS DURING THE PERIOD?

A. UBS LIR Treasury Securities Fund invests primarily in securities issued by the US Treasury; its weighted average maturity ("WAM") can extend out to 90 days. UBS LIR Money Market Fund, which also invests in securities issued by the US Treasury, can additionally invest in an array of short-term corporate instruments, including repos and time deposits. Due to its rating, its WAM cannot exceed 60 days.

     That said, we continued to emphasize quality in both portfolios. We employed a "laddered" approach in managing UBS LIR Treasury Securities Fund, whereby the portfolio was spread out among maturity levels. We utilized a "barbell" strategy in managing UBS LIR Money Market Fund, which entailed purchasing securities at both ends of the maturity spectrum. The portfolio's longer-term securities--with maturities up to one year in duration--were used to lock in higher yields as interest rates fell, while the shorter-term securities--typically less than one month in duration--provided liquidity.

     In both cases, these investment strategies helped us to control the Funds' WAMs, and to meet our liquidity requirements.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. We are fairly positive regarding the growth prospects for the economy. Consumer spending is solid, the manufacturing sector appears to be gaining momentum, the housing market remains strong, the disposable income that resulted from the recent tax cuts is starting to work its way through the system, and the Fed should remain accommodative. We will continue to follow the job market closely; despite the recent positive uptick in new jobs data, continued high unemployment could diminish the consumer confidence level, and thus temper the extent of the economic expansion.

     Given the current environment, we expect to employ a laddered strategy for UBS LIR Treasury Securities Fund and for UBS LIR Money Market Fund. Maintaining high quality portfolios will help us meet the Funds' investment goals of providing high current income to the extent it is consistent with capital preservation and liquidity.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ Joseph A. Varnas

JOSEPH A. VARNAS
PRESIDENT
UBS LIR Money Market Fund
UBS LIR Treasury Securities Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

/s/ Michael Markowitz                      /s/ Robert Sabatino

MICHAEL MARKOWITZ                          ROBERT SABATINO
PORTFOLIO MANAGER                          PORTFOLIO MANAGER
UBS LIR Money Market Fund                  UBS LIR Money Market Fund
UBS LIR Treasury Securities Fund           UBS LIR Treasury Securities Fund
EXECUTIVE DIRECTOR                         DIRECTOR
UBS Global Asset Management (US) Inc.      UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Funds. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE

YIELDS AND CHARACTERISTICS                                                     10/31/03           4/30/03          10/31/02
---------------------------------------------------------------------------------------------------------------------------
Seven-Day Current Yield*
Money Market Fund:
   Institutional Shares                                                            0.82%             1.06%             1.61%
   Financial Intermediary Shares                                                   0.57%             0.81%             1.36%
Treasury Securities Fund**                                                         0.68%             0.96%             1.38%

Seven-Day Effective Yield*
Money Market Fund:
   Institutional Shares                                                            0.82%             1.07%             1.62%
   Financial Intermediary Shares                                                   0.57%             0.82%             1.37%
Treasury Securities Fund**                                                         0.68%             0.97%             1.39%

Weighted Average Maturity***
Money Market Fund                                                               50 days           53 days           59 days
Treasury Securities Fund                                                        65 days           58 days           62 days

SECTOR ALLOCATION****                                                          10/31/03           4/30/03          10/31/02
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund:
   Commercial Paper                                                                53.4%             57.7%             46.4%
   U.S. Government and Agency Obligations                                          20.7              14.1              18.9
   Certificates of Deposit                                                         16.5               8.3              12.6
   Short-Term Corporate Obligations                                                 5.3              12.7              11.7
   Money Market Funds                                                               4.1               4.5               4.2
   Time Deposits                                                                     --               2.7               3.3
   Bank Notes                                                                        --                --               3.7
   Liabilities in Excess of Other Assets                                             --                --              (0.8)
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                             100.0%            100.0%            100.0%
-----------------------------------------------------------------------------------------------------------------------------
Treasury Securities Fund:
   U.S. Treasury Obligations                                                       99.8%             95.5%             97.6%
   Money Market Funds                                                               0.3               4.5               2.5
   Liabilities in Excess of Other Assets                                           (0.1)               --              (0.1)
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                             100.0%            100.0%            100.0%
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                     10/31/03           4/30/03          10/31/02
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund (bln)                                                  $          1.7    $          1.9    $          2.1
Treasury Securities Fund (mm)                                            $        322.3    $        328.6    $        437.9

* Yields will fluctuate and reflect fee waivers and/or expense reimbursements. Performance data quoted represents past performance. Past performance does not guarantee future results.

** Institutional Shares. UBS LIR Treasury Securities Fund did not have Financial Intermediary shares outstanding during the periods indicated. Yields for Financial Intermediary shares would be approximately 0.25% lower than yields for Institutional shares.

*** The Funds are actively managed and their weighted average maturities will differ over time.

**** Weightings represent percentages of net assets as of the dates indicated.
     The Funds' portfolios are actively managed and their composition will vary over time.

UBS LIR MONEY MARKET FUND

Statement of Net Assets -- October 31, 2003 (unaudited)

PRINCIPAL
  AMOUNT                                                            MATURITY      INTEREST
  (000)                                                               DATES         RATES            VALUE
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--20.69%
 $ 30,000  U.S. Treasury Bills                                     11/28/03       0.940%@       $    29,978,850
   30,000  Federal Home Loan Bank                                  11/26/03       1.010@             29,978,958
   25,000  Federal Home Loan Bank                                  07/02/04       1.250              25,000,000
                                                                   11/06/03 to    1.030 to
   79,000  Federal Home Loan Mortgage Corp.                        12/31/03       1.075@             78,950,219
   20,000  Federal Home Loan Mortgage Corp.                        09/13/04       1.350              20,000,000
   30,000  Federal National Mortgage Association                   12/10/03       1.020@             29,966,850
                                                                   08/27/04 to    1.250 to
  110,000  Federal National Mortgage Association                   09/22/04       1.470             110,000,000
   20,000  Student Loan Marketing Association                      11/04/03       1.020*             20,000,000
---------------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations (cost--$343,874,877)                                   343,874,877
---------------------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--16.55%

 BANKING-NON-U.S.--9.63%
                                                                                  1.025 to
   50,000  Abbey National Treasury Services PLC                    11/03/03       1.048*             49,996,577
   40,000  ABN AMRO Bank N.V.                                      11/03/03       1.070*             40,000,000
   20,000  Barclays Bank PLC                                       11/03/03       1.050*             19,998,257
                                                                                  1.045 to
   50,000  Westdeutsche Landesbank AG                              11/03/03       1.050*             49,997,010
---------------------------------------------------------------------------------------------------------------
                                                                                                    159,991,844
 BANKING-U.S.--6.92%
   40,000  American Express Centurion Bank                         11/19/03       1.050              40,000,000
   25,000  State Street Bank & Trust Co.                           07/09/04       1.140              25,000,000
   25,000  SunTrust Bank                                           11/03/03       1.080*             24,999,839
   25,000  Wells Fargo Bank N.A.                                   11/03/03       1.030*             25,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    114,999,839
---------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$274,991,683)                                                  274,991,683
---------------------------------------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                            MATURITY      INTEREST
  (000)                                                               DATES         RATES            VALUE
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--53.41%
 ASSET BACKED-AUTO & TRUCK--3.01%
  $50,000  New Center Asset Trust                                  11/04/03       1.060%        $    49,995,583
---------------------------------------------------------------------------------------------------------------
 ASSET BACKED-MISCELLANEOUS--20.85%
   25,000  Amsterdam Funding Corp.                                 11/03/03       1.060              24,998,528
                                                                   11/05/03 to    1.060 to
   40,093  Barton Capital Corp.                                    11/06/03       1.070              40,087,658
   39,252  Giro Funding US Corp.                                   11/06/03       1.060              39,246,221
                                                                   11/13/03 to    1.050 to
   42,000  Grampian Funding LLC                                    01/14/04       1.100              41,937,522
   20,000  Kittyhawk Funding                                       11/07/03       1.050              19,996,500
   20,000  Old Line Funding Corp.                                  11/17/03       1.060              19,990,578
   15,000  Receivables Capital Corp.                               11/14/03       1.050              14,994,313
                                                                   11/05/03 to
   86,155  Thunderbay Funding                                      12/03/03       1.060              86,125,916
   25,000  Windmill Funding                                        11/10/03       1.050              24,993,437
                                                                   11/03/03 to    1.050 to
   34,100  Yorktown Capital LLC                                    12/12/03       1.070              34,076,872
---------------------------------------------------------------------------------------------------------------
                                                                                                    346,447,545
 BANKING-NON-U.S.--6.79%
   37,981  Alliance & Leicester PLC                                01/08/04       1.095              37,902,443
                                                                   11/20/03 to    1.050 to
   45,000  HBOS Treasury Services PLC                              12/10/03       1.080              44,963,000
   30,000  Svenska Handelsbanken, Inc.                             12/02/03       1.050              29,972,875
---------------------------------------------------------------------------------------------------------------
                                                                                                    112,838,318
 BANKING-U.S--11.33%
   25,000  CBA (Delaware) Finance, Inc.                            11/10/03       1.040              24,993,500
   15,000  Credit Lyonnais North America, Inc.                     12/08/03       1.055              14,983,736
                                                                   12/05/03 to
   33,450  Danske Corp.                                            12/16/03       1.050              33,410,412
   20,000  Dexia Delaware LLC                                      11/20/03       1.040              19,989,022
   40,000  Fortis Funding LLC                                      11/19/03       1.050              39,979,000
   25,000  Nordea North America, Inc.                              11/20/03       1.070              24,985,882
   30,000  Stadshypotek Del, Inc.                                  12/02/03       1.050              29,972,875
---------------------------------------------------------------------------------------------------------------
                                                                                                    188,314,427

PRINCIPAL
  AMOUNT                                                            MATURITY      INTEREST
  (000)                                                               DATES         RATES            VALUE
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
 BROKERAGE--6.02%
                                                                   11/03/03 to    1.040 to
  $50,000  Bear Stearns Cos., Inc.                                 11/19/03       1.050%        $    49,985,542
                                                                   11/04/03 to
   50,000  Credit Suisse First Boston, Inc.                        11/06/03       1.050              49,994,458
---------------------------------------------------------------------------------------------------------------
                                                                                                     99,980,000
 FINANCE-NONCAPTIVE DIVERSIFIED--2.71%
                                                                   11/07/03 to
   45,000  CIT Group, Inc.                                         11/13/03       1.050              44,987,750
---------------------------------------------------------------------------------------------------------------
 UTILITIES--2.70%
                                                                   11/25/03 to
   45,000  RWE AG                                                  11/26/03       1.050              44,967,917
---------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$887,531,540)                                                         887,531,540
---------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--5.29%
 BANKING-U.S--1.50%
   25,000  Wells Fargo & Co.                                       11/14/03       1.190*             25,000,000
---------------------------------------------------------------------------------------------------------------
 ENERGY-INTEGRATED--1.38%
   23,000  BP Capital Markets PLC                                  11/03/03       1.045*             23,000,000
---------------------------------------------------------------------------------------------------------------
 FINANCE-NONCAPTIVE DIVERSIFIED--2.41%
   40,000  General Electric Capital Corp.#                         11/10/03       1.200*             40,000,000
---------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
 (cost--$88,000,000)                                                                                 88,000,000
---------------------------------------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                             MATURITY     INTEREST
  (000)                                                               DATES        RATES+               VALUE
---------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--4.07%
   46,483  AIM Liquid Assets Portfolio                             11/03/03       0.980%        $    46,482,518
      666  AIM Prime Portfolio                                     11/03/03       0.940                 666,389
      624  Blackrock Provident Institutional
            TempFund                                               11/03/03       0.933                 623,604
      143  Dreyfus Cash Management Fund                            11/03/03       0.867                 142,843
   19,665  Scudder Money Market Series                             11/03/03       0.918              19,665,119
---------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$67,580,473)                                                         67,580,473
---------------------------------------------------------------------------------------------------------------
Total Investments (cost--$1,661,978,573
  which approximates cost for federal income
  tax purposes)--100.01%                                                                          1,661,978,573
Liabilities in excess of other assets--(0.01)%                                                         (193,091)
---------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 1,628,052,095 and
  33,514,409 of Institutional shares and
  Financial Intermediary shares outstanding,
  respectively, each equivalent to $1.00 per share)--100.00%                                    $ 1,661,785,482
---------------------------------------------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of October 31, 2003 and reset periodically.
@  Interest rates shown are the discount rates at date of purchase.
#  Illiquid security representing 2.41% of net assets.
+  Interest rates shown reflect yield at October 31, 2003.

                      Weighted average maturity -- 50 days


                     See accompanying notes to financial statements

UBS LIR TREASURY SECURITIES FUND

Statement of Net Assets -- October 31, 2003 (unaudited)

PRINCIPAL
  AMOUNT                                                             MATURITY     INTEREST
  (000)                                                               DATES        RATES              VALUE
---------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--99.79%
 $322,146  U.S. Treasury Bills (1)                                 11/06/03 to    0.875 to
            (cost--$321,598,889)                                   03/11/04       1.030%@       $   321,598,889
---------------------------------------------------------------------------------------------------------------
 NUMBER OF
  SHARES
   (000)
---------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.28%
        8  BlackRock Provident Institutional
            Treasury Trust Fund                                    11/03/03       0.754+                  7,923
      894  Goldman Sachs Financial Square
            Treasury Instruments Fund                              11/03/03       0.764+                893,922
---------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$901,845)                                                               901,845
---------------------------------------------------------------------------------------------------------------
Total Investments (cost--$322,500,734 which
  approximates cost for federal income tax
  purposes)--100.07%                                                                                322,500,734
Liabilities in excess of other assets--(0.07)%                                                         (238,239)
---------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 322,191,504 Institutional
  shares, equivalent to $1.00 per share)--100.00%                                               $   322,262,495
---------------------------------------------------------------------------------------------------------------

  @ Interest rates shown are the discount rates at date of purchase. + Interest rates shown reflect yield at October 31, 2003.
(1)  Security, or portion thereof, was on loan at October 31, 2003.

                      Weighted average maturity -- 65 days


                 See accompanying notes to financial statements

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

Statement of Operations

                                                                     FOR THE SIX MONTHS ENDED
                                                                         OCTOBER 31, 2003
                                                                            (UNAUDITED)
                                                               -------------------------------------
                                                                   UBS LIR             UBS LIR
                                                                MONEY MARKET     TREASURY SECURITIES
                                                                    FUND                FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                       $   10,547,545         $    1,744,767
EXPENSES:
Investment advisory and administration fees                         2,279,998                400,472
Insurance expense                                                     232,944                  7,264
State registration fees                                               159,422                 34,275
Transfer agency and related services fees                             143,762                 65,078
Custody and accounting                                                 91,200                 16,019
Professional fees                                                      64,132                 33,089
Shareholder servicing fees-Financial Intermediary shares               54,314                     --
Reports and notices to shareholders                                    30,544                  7,290
Trustees' fees                                                         14,369                  2,816
Other expenses                                                         45,460                 11,579
                                                                    3,116,145                577,882
Less: Expense reimbursements from investment advisor
  and administrator                                                  (507,977)              (113,356)
Net expenses                                                        2,608,168                464,526
Net investment income                                               7,939,377              1,280,241
Net realized gain from investment activities                               --                    669
Net increase in net assets resulting from operations           $    7,939,377         $    1,280,910
----------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS LIR MONEY MARKET FUND

Statement of Changes in Net Assets

                                                               FOR THE SIX
                                                               MONTHS ENDED         FOR THE
                                                             OCTOBER 31, 2003      YEAR ENDED
                                                                (UNAUDITED)      APRIL 30, 2003
-----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                         $     7,939,377   $    31,390,013
Net realized gain from investment activities                               --             7,731
Net increase in net assets resulting from operations                7,939,377        31,397,744
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income-Institutional shares                         (7,801,565)      (30,882,978)
Net investment income-Financial Intermediary shares                  (137,812)         (507,035)
Total dividends to shareholders                                    (7,939,377)      (31,390,013)
Net decrease in net assets from beneficial interest
  transactions                                                   (215,199,960)     (533,959,341)
Net decrease in net assets                                       (215,199,960)     (533,951,610)
NET ASSETS:
Beginning of period                                             1,876,985,442     2,410,937,052
End of period                                                 $ 1,661,785,482   $ 1,876,985,442


                 See accompanying notes to financial statements

UBS LIR TREASURY SECURITIES FUND

Statement of Changes in Net Assets

                                                               FOR THE SIX
                                                               MONTHS ENDED         FOR THE
                                                             OCTOBER 31, 2003      YEAR ENDED
                                                                (UNAUDITED)      APRIL 30, 2003
-----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                          $    1,280,241    $    5,843,578
Net realized gains from investment activities                             669            22,187
Net increase in net assets resulting from operations                1,280,910         5,865,765
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income-Institutional shares                         (1,280,241)       (5,843,578)
Net decrease in net assets from beneficial interest
  transactions                                                     (6,339,499)     (104,694,401)
Net decrease in net assets                                         (6,338,830)     (104,672,214)
NET ASSETS:
Beginning of period                                               328,601,325       433,273,539
End of period                                                  $  322,262,495    $  328,601,325


                 See accompanying notes to financial statements

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS LIR Money Market Fund ("Money Market Fund") and UBS LIR Treasury Securities Fund ("Treasury Securities Fund") (collectively, the "Funds") are diversified series of Liquid Institutional Reserves (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Trust currently offers three no-load series: the Funds and the UBS LIR Government Securities Fund. The financial statements for the UBS LIR Government Securities Fund are not included herein. On November 12, 2003 the Trust's Board of Trustees (the "Board") approved the liquidation of the Funds at a date to be determined in 2004.

The Funds currently offer two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares shall be entitled to vote thereon. At October 31, 2003, the Treasury Securities Fund had no Financial Intermediary shares outstanding.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value, unless the Trust's Board determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Money Market Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Money Market Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Money Market Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Money Market Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Money Market Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Money Market Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, the Funds pay UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets. At October 31, 2003, the Money Market Fund and the Treasury Securities Fund owed UBS Financial Services Inc. $359,500 and $69,693, respectively, in investment advisory and administration fees.

UBS Global AM serves as sub-advisor and sub-administrator to the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between UBS Financial Services Inc. and UBS Global AM. In accordance with the Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to UBS Financial Services Inc. under the Advisory Contract, net of reimbursements.

UBS Financial Services Inc. has agreed to reimburse a portion of expenses to maintain the Funds' total annual operating expenses through February 29, 2004, at a level not exceeding 0.28% and 0.29% of the Money Market Fund's and the Treasury Securities Fund's average daily net assets for Institutional shares, respectively, and 0.53% and 0.54% of the Money Market Fund's and the Treasury Securities Fund's average daily net assets for Financial Intermediary shares, respectively. At October 31, 2003, UBS Financial Services Inc. owed the Money Market Fund and the Treasury Securities Fund $55,579 and $19,436, respectively, for reimbursements. The Funds have agreed to repay UBS Financial Services Inc. for any reimbursed expenses if they can do so over the following three years without causing the Funds' expenses in any of those years to exceed the aforementioned rates. For the six months ended October 31, 2003, UBS Financial Services Inc. reimbursed $507,977 and $113,356 in expenses to the Money Market Fund and the Treasury Securities Fund, respectively.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a Shareholder Services Plan and Agreement adopted with respect to its Financial Intermediary shares, each Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under related agreements with those financial intermediaries ("Shareholder Service Agreements"), UBS Global AM pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Shareholder Service Agreements. At October 31, 2003, the Money Market Fund owed UBS Global AM $7,259 in shareholder service fees.

SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and UBS Securities LLC, indirect wholly owned subsidiaries of UBS AG, and other affiliated broker-dealers have been approved as borrowers under each Fund's securities lending program. For the six months ended October 31, 2003, the Money Market Fund and the Treasury Securities Fund earned $1,664 and $36,980, respectively, for lending securities. Each Fund's lending agent is UBS Securities LLC (or UBS Financial Services Inc., which provided such service prior to UBS Securities
LLC), which earned $557 and $12,451, in compensation from the Money Market Fund and the Treasury Securities Fund, respectively, for the six months ended October 31, 2003. At October 31, 2003, the Treasury Securities Fund owed UBS Securities LLC $2,294 in compensation.

At October 31, 2003, the Money Market Fund had no securities on loan, while the Treasury Securities Fund had securities on loan having a market value of $22,937,300. The Treasury Securities Fund's custodian held U.S. government securities having an aggregate value of $23,525,151 as collateral for portfolio securities loaned as follows:

  PRINCIPAL
   AMOUNT                                  MATURITY       INTEREST
    (000)                                   DATES           RATE            VALUE
-------------------------------------------------------------------------------------
              U.S. Treasury Stripped     05/05/17 to
$   59,000    Principal Payment Bonds    08/15/27         0%            $  23,525,151

BANK LINE OF CREDIT

The Funds participated until September 10, 2003 with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, each Fund had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest would be charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. For the period May 1, 2003 through September 10, 2003, the Funds did not borrow under the Facility. For the period May 1, 2003 through September 10, 2003, the Money Market Fund and Treasury Securities Fund paid commitment fees of $11,366 and $2,028, respectively, to UBS AG, Stamford Branch.

OTHER LIABILITIES

At October 31, 2003, the Money Market Fund had dividends payable, accrued expenses (excluding investment advisory and administration fees and shareholder servicing fees) and payable to custodian of $1,153,300, $166,041 and $64,172, respectively, and the Treasury Securities Fund had dividends payable and accrued expenses (excluding investment advisory and administration fees and securities lending compensation) of $196,652 and $42,514, respectively.

FEDERAL TAX STATUS

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, realized capital gains and certain other amounts, if any, the Funds intend not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the six months ended October 31, 2003 and the fiscal year ended April 30, 2003 was ordinary income.

The components of accumulated earnings on a tax basis for the current period will be calculated at the Funds' fiscal year ending April 30, 2004.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                          INSTITUTIONAL SHARES            FINANCIAL INTERMEDIARY SHARES*
                                  -----------------------------------------------------------------------
                                      FOR THE SIX          FOR THE         FOR THE SIX        FOR THE
                                      MONTHS ENDED       YEAR ENDED       MONTHS ENDED      YEAR ENDED
                                    OCTOBER 31, 2003   APRIL 30, 2003   OCTOBER 31, 2003   APRIL 30, 2003
---------------------------------------------------------------------------------------------------------
MONEY MARKET FUND:
Shares sold                           2,410,312,835     6,760,189,622       166,108,019       196,771,640
Shares repurchased                   (2,608,821,999)   (7,300,219,851)     (190,633,345)     (221,714,653)
Dividends reinvested                      7,834,530        31,013,891                --                10
Net decrease in shares outstanding     (190,674,634)     (509,016,338)      (24,525,326)      (24,943,003)
---------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND:
Shares sold                             284,519,070     1,084,850,636
Shares repurchased                     (292,040,585)   (1,195,198,806)
Dividends reinvested                      1,182,016         5,653,769
Net decrease in shares outstanding       (6,339,499)     (104,694,401)
---------------------------------------------------------------------

----------
* For the six months ended October 31, 2003 and for the year ended April 30, 2003, there were no transactions in Financial Intermediary shares of the Treasury Securities Fund.

                      (This page intentionally left blank)

UBS LIR MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                    INSTITUTIONAL SHARES
                           -------------------------------------------------------------------------------------------------------
                             FOR THE SIX
                             MONTHS ENDED                                  FOR THE YEARS ENDED APRIL 30,
                           OCTOBER 31, 2003       --------------------------------------------------------------------------------
                             (UNAUDITED)              2003             2002             2001             2000             1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       1.00         $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income               0.004                0.014            0.028            0.061            0.053            0.051
Dividends from net
  investment income                (0.004)              (0.014)          (0.028)          (0.061)          (0.053)          (0.051)
NET ASSET VALUE,
  END OF PERIOD              $       1.00         $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT
  RETURN(1)                          0.44%                1.42%            2.87%            6.25%            5.40%            5.22%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)          $  1,628,268         $  1,818,943     $  2,327,952     $  2,513,344     $  1,836,114     $  2,036,379
Expenses to average
  net assets, net of
  reimbursements from
  advisor                            0.28%*               0.28%            0.28%            0.28%            0.28%            0.26%
Expenses to average
  net assets, before
  reimbursements from
  advisor                            0.34%*               0.32%            0.30%            0.31%            0.30%            0.31%
Net investment income
  to average net assets,
  net of reimbursements
  from advisor                       0.88%*               1.41%            2.81%            6.04%            5.26%            5.07%
Net investment income
  to average net assets,
  before reimbursements
  from advisor                       0.82%*               1.37%            2.79%            6.01%            5.24%            5.02%
----------------------------------------------------------------------------------------------------------------------------------

*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

                                                                FINANCIAL INTERMEDIARY SHARES
                           -------------------------------------------------------------------------------------------------------
                             FOR THE SIX
                             MONTHS ENDED                                  FOR THE YEARS ENDED APRIL 30,
                           OCTOBER 31, 2003       --------------------------------------------------------------------------------
                              (UNAUDITED)             2003             2002              2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       1.00         $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income               0.003                0.012            0.026            0.058            0.050            0.048
Dividends from net
  investment income                (0.003)              (0.012)          (0.026)          (0.058)          (0.050)          (0.048)
NET ASSET VALUE,
  END OF PERIOD              $       1.00         $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT
  RETURN(1)                          0.31%                1.17%            2.62%            5.99%            5.14%            4.96%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of period (000's)          $     33,517         $     58,042     $     82,985     $     51,534     $     64,634     $     12,002
Expenses to average
  net assets, net of
  reimbursements from
  advisor                            0.53%*               0.53%            0.53%            0.53%            0.53%            0.51%
Expenses to average
  net assets, before
  reimbursements from
  advisor                            0.59%*               0.57%            0.54%            0.56%            0.55%            0.56%
Net investment income
  to average net assets,
  net of reimbursements
  from advisor                       0.63%*               1.16%            2.46%            5.74%            5.05%            4.82%
Net investment income
  to average net assets,
  before reimbursements
  from advisor                       0.57%*               1.12%            2.45%            5.71%            5.03%            4.77%
----------------------------------------------------------------------------------------------------------------------------------

UBS LIR TREASURY SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                    INSTITUTIONAL SHARES
                           -------------------------------------------------------------------------------------------------------
                             FOR THE SIX
                             MONTHS ENDED                                  FOR THE YEARS ENDED APRIL 30,
                           OCTOBER 31, 2003       --------------------------------------------------------------------------------
                             (UNAUDITED)              2003             2002             2001             2000             1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD        $       1.00         $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
Net investment income               0.004                0.013            0.025            0.054            0.049            0.046
Dividends from net
  investment income                (0.004)              (0.013)          (0.025)          (0.054)          (0.047)          (0.046)
Distributions from net
  realized gains from
  investment activities                --                   --               --               --           (0.002)              --
Total dividends and
  distributions to
  shareholders                     (0.004)              (0.013)          (0.025)          (0.054)          (0.049)          (0.046)
NET ASSET VALUE,
  END OF PERIOD              $       1.00         $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
TOTAL INVESTMENT RETURN(1)           0.40%                1.29%            2.56%            5.55%            4.97%            4.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of period (000's)          $    322,262         $    328,601     $    433,274     $    167,390     $    118,525     $    179,227
Expenses to average
  net assets, net of
  reimbursements
  from advisor                       0.29%*               0.29%            0.29%            0.29%            0.29%            0.28%
Expenses to average
  net assets, before
  reimbursements
  from advisor                       0.36%*               0.32%            0.35%            0.36%            0.35%            0.33%
Net investment income to
  average net assets,
  net of reimbursements
  from advisor                       0.80%*               1.28%            2.29%            5.36%            4.61%            4.57%
Net investment income to
  average net assets,
  before reimbursements
  from advisor                       0.73%*               1.25%            2.23%            5.29%            4.55%            4.52%
----------------------------------------------------------------------------------------------------------------------------------

*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

TRUSTEES

Brian M. Storms                         Richard R. Burt
CHAIRMAN                                Meyer Feldberg

Margo N. Alexander                      Carl W. Schafer
Richard Q. Armstrong                    William D. White
David J. Beaubien

PRINCIPAL OFFICERS

Joseph A. Varnas                        Michael H. Markowitz
PRESIDENT                               VICE PRESIDENT

Amy R. Doberman                         Robert Sabatino
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

Paul H. Schubert                        W. Douglas Beck
VICE PRESIDENT AND TREASURER            VICE PRESIDENT

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

SUB-ADVISOR, SUB-ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]                                                           Presorted
                                                                     Standard
                                                                    US Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                    Permit 700

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, New York 10019

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS LIR GOVERNMENT
SECURITIES FUND
SEMIANNUAL REPORT
OCTOBER 31, 2003

UBS LIR GOVERNMENT SECURITIES FUND

December 15, 2003

DEAR SHAREHOLDER,

We present you with the semiannual report for the UBS LIR Government Securities Fund for the six months ended October 31, 2003.

PERFORMANCE

In the falling interest rate environment, the Fund's seven-day current yield declined over the six months since we last reported to you. As of October 31, 2003, the seven-day current yield for the Fund's Institutional share class was 0.72%, down from 0.91% at the end of its fiscal year on April 30, 2003. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 5.)

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. As the reporting period began in May 2003, there was a great deal of uncertainty surrounding the economy. First quarter 2003 gross domestic product (GDP) growth had come in at 1.4%, unchanged from the prior quarter's figure. Although the war in Iraq had temporarily stimulated the equity markets, its impact on the economy, if any, was at that point uncertain. In addition, heightened concerns about terrorism, widening turmoil in the Middle East and tepid corporate spending appeared to further undermine the economy.

   The following quarter produced more positive news. The combined effects of significantly higher military spending, an increase in exports and a stronger manufacturing sector fueled an uptick in economic growth that resulted in a second quarter 2003 GDP figure of 3.3%. This was followed by a preliminary third quarter 2003 GDP of 8.2%--far higher than anticipated, and the sharpest recorded advance since 1984.

[SIDENOTE]

UBS LIR GOVERNMENT SECURITIES FUND

INVESTMENT GOAL:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGERS:

Michael Markowitz
Robert Sabatino

UBS Global Asset
Management (US) Inc.

COMMENCEMENT:

Institutional shares--
June 3, 1991

Select shares--
May 23, 2001

DIVIDEND PAYMENTS:

Monthly

Q. WHAT OTHER FACTORS AFFECTED THE ECONOMY?

A. Consumer spending played an integral role in propping up the economy during the period, as the lower interest rate environment engendered a surge in mortgage refinancing. The Bush Administration's tax cut package also appeared to spur on consumers, who now had more disposable income to spend.

   Conversely, for much of the period, corporations postponed major purchases as they waited for clearer signs of a sustainable economic upturn. More recently, there have been early indications that business spending is slowly improving, although it's not yet clear if spending will increase to the point that it will result in new jobs.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THIS ECONOMIC ENVIRONMENT?

A. As the reporting period began, the federal funds rate was at 1.25%--unchanged since November 2002. At that time, the Fed's position was that it would not implement any further rate cuts, although it would maintain a "heightened surveillance" of the economy in light of the conflict with Iraq. After the war's start, however, and absent any lift in the economy, the Fed indicated that a future rate cut was likely, citing its view that economic weakness was a greater risk than inflation. This cut eventually occurred during the Fed's June 25, 2003 Federal Open Market Committee meeting, at which time the federal funds rate was lowered by a quarter of a percentage point to 1.0%--its lowest level since 1958.

   Since that time, the Fed has remained on hold, although it has made clear its willingness to cut rates further if necessary. At its September 16, 2003 meeting, the Fed rationalized this position, noting "an accommodative stance on monetary policy, coupled with robust underlying growth in productivity, is providing important ongoing support to economic activity."

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE PERIOD?

A. Throughout the reporting period we employed a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with final maturities up to one year--were used to lock in higher yields as interest rates fell, while our shorter-term securities--typically less than one month to maturity--provided liquidity. This strategy enabled us to generate incremental yield compared to a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

   As in the past, we emphasized quality and liquidity in the portfolio. In particular, we focused on Treasury and Agency securities that offered the highest credit quality and liquidity. In addition, we slightly reduced the Fund's exposure to Agency securities to increase the portfolio's overall diversification level. These strategies helped to control the Fund's weighted average maturity and meet our liquidity requirements.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. We are fairly positive regarding the growth prospects for the economy. Consumer spending is solid, the manufacturing sector appears to be gaining momentum, the housing market remains strong, the disposable income that resulted from the recent tax cuts is starting to work its way through the system, and the Fed should remain accommodative. We will continue to follow the job market closely; despite the recent positive uptick in new jobs data, continued high unemployment could diminish the consumer confidence level, and thus temper the extent of the economic expansion.

   Given the current environment, we expect to employ a laddered strategy. Maintaining a high quality portfolio will also be of paramount importance in order to meet our investment goal of providing as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ Joseph A. Varnas

JOSEPH A. VARNAS
PRESIDENT
UBS LIR Government Securities Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.

/s/ Michael Markowitz                      /s/ Robert Sabatino

MICHAEL MARKOWITZ                          ROBERT SABATINO
PORTFOLIO MANAGER                          PORTFOLIO MANAGER
UBS LIR Government Securities Fund         UBS LIR Government Securities Fund
EXECUTIVE DIRECTOR                         DIRECTOR
UBS Global Asset Management (US) Inc.      UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.


* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE

YIELDS AND CHARACTERISTICS                       10/31/03     4/30/03      10/31/02
---------------------------------------------------------------------------------------
Seven-Day Current Yield*
  Institutional Shares                                0.72%        0.91%        1.44%
  Select Shares                                       0.82%        1.01%        1.54%
Seven-Day Effective Yield*
  Institutional Shares                                0.72%        0.92%        1.45%
  Select Shares                                       0.82%        1.02%        1.55%
Weighted Average Maturity**                        52 days      44 days      50 days
Net Assets (mm)                                 $    204.1   $    234.6   $    299.6

SECTOR ALLOCATION***                             10/31/03     4/30/03      10/31/02
---------------------------------------------------------------------------------------
U.S. Government & Agency
  Obligations                                         96.4%        93.3%        96.3%
Money Market Funds                                     3.7          6.8          3.8
Liabilities in Excess of Other Assets                 (0.1)        (0.1)        (0.1)
---------------------------------------------------------------------------------------
TOTAL                                                100.0%       100.0%       100.0%
---------------------------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.

Statement of Net Assets -- October 31, 2003 (unaudited)

  PRINCIPAL
   AMOUNT                                                      MATURITY            INTEREST
    (000)                                                       DATES               RATES                 VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--96.37%
                                                              11/13/03 to          0.900 to
     $ 90,000     U.S. Treasury Bills                         03/11/04             1.040%@             $  89,835,660
                                                                                   1.000 to
       23,000     Federal Farm Credit Bank                    11/03/03             1.0350*                22,999,848
                                                              11/25/03 to          0.880 to
        9,000     Federal Farm Credit Bank                    04/15/04             1.500@                  8,975,711
        4,000     Federal Home Loan Bank                      11/03/03             1.030*                  4,000,436
                                                              11/21/03 to          1.000 to
       48,000     Federal Home Loan Bank                      03/05/04             1.090@                 47,937,668
       10,000     Student Loan Marketing Association          11/03/03             0.940@                  9,999,478
       13,000     Student Loan Marketing Association          11/04/03             1.020*                 12,999,709
--------------------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
  (cost--$196,748,510)                                                                                   196,748,510
--------------------------------------------------------------------------------------------------------------------

 NUMBER OF
  SHARES
   (000)
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.67%
        4,036     BlackRock Provident Institutional
                    Treasury Trust Fund                       11/03/03             0.754+                  4,036,120
        3,447     Goldman Sachs Financial Square
                    Treasury Instruments Fund                 11/03/03             0.764+                  3,447,446
--------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$7,483,566)                                                                7,483,566
--------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$204,232,076
  which approximates cost for federal income
  tax purposes)--100.04%                                                                                 204,232,076
Liabilities in excess of other assets--(0.04)%                                                               (83,613)
--------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 135,100,454 and 69,017,765 of
  Institutional shares and Select shares outstanding,
  respectively, each equivalent to $1.00 per share)--100.00%                                           $ 204,148,463
--------------------------------------------------------------------------------------------------------------------

* Variable rate securities--maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of October 31, 2003 and reset periodically.
@  Interest rates shown are the discount rates at date of purchase.
+  Interest rates shown reflect yield at October 31, 2003.

                      Weighted average maturity -- 52 days

                 See accompanying notes to financial statements

Statement of Operations

                                                                 FOR THE SIX
                                                                MONTHS ENDED
                                                              OCTOBER 31, 2003
                                                                 (UNAUDITED)
------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                           $ 1,195,321
EXPENSES:
Investment advisory and administration fees                            283,528
Shareholder servicing fees-Institutional shares                         71,782
Transfer agency and related services fees                               60,392
State registration fees                                                 50,559
Professional fees                                                       30,914
Reports and notices to shareholders                                     14,706
Custody and accounting                                                  11,341
Insurance expense                                                        6,161
Trustees' fees                                                           1,901
Other expenses                                                          19,069
                                                                       550,353
Less: Fee waivers/reimbursements from investment advisor
  and administrator                                                   (263,089)
Net expenses                                                           287,264
Net investment income                                                  908,057
Net realized gain from investment activities                             4,974
Net increase in net assets resulting from operations               $   913,031
------------------------------------------------------------------------------

                 See accompanying notes to financial statements

Statement of Changes in Net Assets

                                                           FOR THE SIX
                                                           MONTHS ENDED         FOR THE
                                                         OCTOBER 31, 2003     YEAR ENDED
                                                            (UNAUDITED)      APRIL 30, 2003
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                     $     908,057      $   3,498,406
Net realized gains from investment activities                     4,974              1,360
Net increase in net assets resulting from operations            913,031          3,499,766
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares                    (549,464)        (2,030,578)
Net investment income--Select shares                           (358,593)        (1,467,828)
Total dividends to shareholders                                (908,057)        (3,498,406)
Net increase (decrease) in net assets from
  beneficial interest transactions                          (30,433,837)         6,662,066
Net increase (decrease) in net assets                       (30,428,863)         6,663,426
NET ASSETS:
Beginning of period                                         234,577,326        227,913,900
End of period                                             $ 204,148,463      $ 234,577,326

                 See accompanying notes to financial statements

Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS LIR Government Securities Fund (the "Fund") is a diversified series of Liquid Institutional Reserves (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Trust currently offers three no-load series: the Fund, the UBS LIR Money Market Fund and the UBS LIR Treasury Securities Fund. The financial statements for the UBS LIR Money Market Fund and UBS LIR Treasury Securities Fund are not included herein. On November 12, 2003 the Trust's Board of Trustees (the "Board") approved the liquidation of the Fund at a date to be determined in 2004.

The Fund currently offers two classes of shares, Institutional shares and Select shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that owners of Institutional shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that matters pertaining to the Shareholder Services Plan or to the Institutional shares are submitted to shareholders for approval, only the holders of Institutional shares shall be entitled to vote thereon.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME-- Investments are valued at amortized cost, which approximates market value, unless the Trust's Board determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Fund. UBS AG is an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets. At October 31, 2003 the Fund owed UBS Financial Services Inc. $46,355 in investment advisory and administration fees.

UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as sub-advisor and sub-administrator to the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between UBS Financial Services Inc. and UBS Global AM. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG. In accordance with the Sub-Advisory Contract, UBS Financial Services Inc. (not the Fund) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 50% of the fee paid by the Fund to UBS Financial Services Inc. under the Advisory Contract, net of waivers and/or reimbursements.

The Fund and UBS Financial Services Inc. have entered into a written investment advisory and administration fee waiver/expense reimbursement agreement under which UBS Financial Services Inc. is contractually obligated to waive 0.10% of its investment advisory and administration fees and to reimburse Fund expenses through February 29, 2004, to the extent that the Fund's expenses otherwise would exceed 0.29% for Institutional shares and 0.19% for Select shares. At October 31, 2003, UBS Financial Services Inc. owed the Fund $47,141 for fee waivers and reimbursements under the above agreement. The Fund has agreed to repay UBS Financial Services Inc. for any reimbursed expenses if it can do so over the following three years without causing the Fund's expenses in any of those years to exceed the aforementioned rates. For the six months ended October 31, 2003, UBS Financial Services Inc. reimbursed $149,677 in expenses, which is subject to repayment through April 30, 2006, and waived $113,412 in investment advisory and administration fees.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a Shareholder Services Plan and Agreement adopted with respect to its Institutional shares, the Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.10% of the average daily net assets of the Institutional shares owned by the customers of financial intermediaries that have entered into service agreements with UBS Global AM. Under related agreements with those financial intermediaries ("Shareholder Service Agreements"), UBS Global AM pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Shareholder Service Agreements. At October 31, 2003, the Fund owed UBS Global AM $12,376 in shareholder service fees.

BANK LINE OF CREDIT

The Fund participated until September 10, 2003 with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest would have been charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period May 1, 2003 through September 10, 2003, the Fund did not borrow under the Facility. For the period May 1, 2003 through September 10, 2003, the Fund paid a commitment fee of $1,435 to UBS AG, Stamford Branch.

OTHER LIABILITIES

At October 31, 2003, dividends payable and accrued expenses (excluding investment advisory and administration fees and shareholder servicing fees) were $132,967 and $59,511, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2003 and the fiscal year ended April 30, 2003 was ordinary income.

The components of accumulated earnings on a tax basis for the current period will be calculated at the Fund's fiscal year ending April 30, 2004.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                       INSTITUTIONAL SHARES                       SELECT SHARES
                                              ------------------------------------------------------------------------------
                                                 FOR THE SIX           FOR THE           FOR THE SIX           FOR THE
                                                 MONTHS ENDED        YEAR ENDED         MONTHS ENDED         YEAR ENDED
                                               OCTOBER 31, 2003    APRIL 30, 2003     OCTOBER 31, 2003     APRIL 30, 2003
                                              ------------------------------------------------------------------------------
Shares sold                                      122,385,027        233,672,603          329,533,825        1,062,329,760
Shares repurchased                              (139,267,088)      (257,839,769)        (343,885,970)      (1,034,681,852)
Dividends reinvested                                 518,687          2,027,625              281,682            1,153,699
Net increase (decrease)
  in shares outstanding                          (16,363,374)       (22,139,541)         (14,070,463)          28,801,607

                      (This page intentionally left blank)

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                   INSTITUTIONAL SHARES
                           ----------------------------------------------------------------------------------------------
                             FOR THE SIX
                             MONTHS ENDED                        FOR THE YEARS ENDED APRIL 30,
                           OCTOBER 31, 2003    --------------------------------------------------------------------------
                             (UNAUDITED)         2003            2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD            $     1.00    $     1.00    $       1.00    $       1.00    $       1.00    $       1.00
Net investment income                 0.004         0.013           0.026           0.059           0.051           0.049
Dividends from net
  investment income                  (0.004)       (0.013)         (0.026)         (0.059)         (0.051)         (0.049)
NET ASSET VALUE,
  END OF PERIOD                  $     1.00    $     1.00    $       1.00    $       1.00    $       1.00    $       1.00
TOTAL INVESTMENT RETURN(1)             0.38%         1.27%           2.65%           6.02%           5.22%           5.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)          $  135,130    $  151,490    $    173,626    $    260,164    $    121,897    $    138,783
Expenses to average net
  assets, net of fee
  waivers/reimbursements
  from advisor                         0.29%*        0.29%           0.29%           0.29%           0.29%           0.28%
Expenses to average net
  assets, before fee
  waivers/reimbursements
  from advisor                         0.52%*        0.47%           0.46%           0.38%           0.33%           0.33%
Net investment income to
  average net assets,
  net of fee
  waivers/reimbursements
  from advisor                         0.76%*        1.26%           2.70%           5.68%           5.10%           4.90%
Net investment income to
  average net assets,
  before fee
  waivers/reimbursements
  from advisor                         0.53%*        1.08%           2.53%           5.59%           5.06%           4.85%
-------------------------------------------------------------------------------------------------------------------------

+   Commencement of issuance.
*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

                                            SELECT SHARES
                           ----------------------------------------------
                                                               FOR THE
                                                                PERIOD
                             FOR THE SIX        FOR THE        MAY 23,
                             MONTHS ENDED      YEAR ENDED      2001+ TO
                           OCTOBER 31, 2003     APRIL 30,      APRIL 30,
                              (UNAUDITED)         2003           2002
-------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD            $     1.00    $     1.00    $       1.00
Net investment income                 0.004         0.014           0.024
Dividends from net
  investment income                  (0.004)       (0.014)         (0.024)
NET ASSET VALUE,
  END OF PERIOD                  $     1.00    $     1.00    $       1.00
TOTAL INVESTMENT RETURN(1)             0.44%         1.37%           2.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)          $   69,018    $   83,087    $     54,288
Expenses to average net
  assets, net of fee
  waivers/reimbursements
  from advisor                         0.19%*        0.19%           0.19%*
Expenses to average net
  assets, before fee
  waivers/reimbursements
  from advisor                         0.42%*        0.37%           0.36%*
Net investment income to
  average net assets,
  net of fee
  waivers/reimbursements
  from advisor                         0.86%*        1.36%           2.17%*
Net investment income to
  average net assets,
  before fee
  waivers/reimbursements
  from advisor                         0.63%*        1.18%           2.00%*
-------------------------------------------------------------------------

TRUSTEES

Brian M. Storms                         Richard R. Burt
CHAIRMAN
                                        Meyer Feldberg

Margo N. Alexander                      Carl W. Schafer

Richard Q. Armstrong                    William D. White

David J. Beaubien


PRINCIPAL OFFICERS

Joseph A. Varnas                        Michael H. Markowitz
PRESIDENT                               VICE PRESIDENT

Amy R. Doberman                         Robert Sabatino
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

Paul H. Schubert                        W. Douglas Beck
VICE PRESIDENT AND TREASURER            VICE PRESIDENT


INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028


SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]                                                          Presorted
                                                                    Standard
                                                                   US Postage
                                                                      PAID
UBS GLOBAL ASSET MANAGEMENT (US) INC.                             Smithtown, NY
51 West 52nd Street                                                Permit 700
New York, New York 10019

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6. [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

   (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

   (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

   (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

   (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIQUID INSTITUTIONAL RESERVES

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  January 8, 2004
       ---------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Joseph A. Varnas
       ---------------------
       Joseph A. Varnas
       President

Date:  January 8, 2004
       ---------------

By:    /s/ Paul H. Schubert
       --------------------
       Paul H. Schubert
       Treasurer

Date:  January 8, 2004
       ---------------